Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000101729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000238629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000101729
Average Annual Return [Line Items]
Average Annual Return, Percent	27.10%		8.72%		8.43%
Without Sales Load [Member] | C000212612
Average Annual Return [Line Items]
Average Annual Return, Percent	15.50%		13.79%	10.33%
Without Sales Load [Member] | C000238629
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%	6.39%
Without Sales Load [Member] | C000238630
Average Annual Return [Line Items]
Average Annual Return, Percent	12.36%	6.56%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%		11.18%		7.67%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%		16.69%	15.42%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	22.64%	19.90%
NACC2 Index: MSCI All Country World Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Net
Average Annual Return, Percent	22.64%	19.90%
NACC2 Index: FTSE Emerging Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Index
Average Annual Return, Percent	22.95%		7.90%		7.97%
NACC2 Index: Bloomberg Commodity Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	14.15%		11.86%	7.65%